Loans, Borrowings and Bank Overdrafts - Summary of Changes in Financing Liabilities Arising from Cash and Non-cash Changes (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	₨ 164,647	₨ 174,647
Cash flow	7,449	(20,117)
Non cash changes, Additions to lease liabilities	17,270	8,438
Non cash changes, Effective interest rate adjustment	114	112
Non cash changes, foreign exchange movements	2,555	1,567
Liabilities arising from financing activities at end of period	192,035	164,647
Borrowings [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	141,464	150,074
Cash flow	17,923	(10,057)
Non cash changes, Additions to lease liabilities	0	0
Non cash changes, Effective interest rate adjustment	114	112
Non cash changes, foreign exchange movements	2,316	1,335
Liabilities arising from financing activities at end of period	161,817	141,464
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at beginning of period	23,183	24,573
Cash flow	(10,474)	(10,060)
Non cash changes, Additions to lease liabilities	17,270	8,438
Non cash changes, Effective interest rate adjustment	0	0
Non cash changes, foreign exchange movements	239	232
Liabilities arising from financing activities at end of period	₨ 30,218	₨ 23,183